Condensed financial information of the parent company (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent Company [Member] - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
General and administrative expenses	$ 33,796,950	$ 6,233,339	$ 6,401,580
Total operating expenses	33,796,950	6,233,339	6,401,580
Loss from operations	(33,796,950)	(6,233,339)	(6,401,580)
Interest income	2,409,547	541,598	798,328
Other expenses	(52,793)	(8,505)	(4,162)
Exchange gain (loss)	(67,696)	1,478,258	340,643
Other income		18,114
Share of income (loss) from subsidiaries	(12,380,350)	8,634,815	(25,408,649)
Net income (loss)	(43,888,242)	4,430,941	(30,675,420)
Comprehensive income (loss)
Net income (loss)	(43,888,242)	4,430,941	(30,675,420)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4,827,526)	751,327	1,418,510
Comprehensive income (loss)	$ (48,715,768)	$ 5,182,268	$ (29,256,910)